INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Other income or expenses, net (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net result from commercialization of agricultural products	$ (205,348)	$ (1,643,612)	$ (1,033,714)	$ (2,960,005)
Expenses recovery	334,232	149,053	505,719	236,106
Others	420,979	327,956	553,835	325,661
Total	$ 549,863	$ (1,166,603)	$ 25,840	$ (2,398,238)